Trade and other payables - Additional information (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Consideration paid for the acquisition of assets	$ 1,109	$ 880	$ 0
Block CPO09
Trade and other payables
Consideration paid for the acquisition of assets	$ 1,109